Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2020
Document Effective Date	May 29, 2020
Prospectus Date	May 29, 2020
MFS® High Income Fund | R6
Prospectus:
Trading Symbol	MHIKX
MFS® High Income Fund | R3
Prospectus:
Trading Symbol	MHIHX
MFS® High Income Fund | R2
Prospectus:
Trading Symbol	MIHRX
MFS® High Income Fund | R1
Prospectus:
Trading Symbol	MHIGX
MFS® High Income Fund | I
Prospectus:
Trading Symbol	MHIIX
MFS® High Income Fund | C
Prospectus:
Trading Symbol	MHICX
MFS® High Income Fund | B
Prospectus:
Trading Symbol	MHIBX
MFS® High Income Fund | 529C
Prospectus:
Trading Symbol	EMHCX
MFS® High Income Fund | 529B
Prospectus:
Trading Symbol	EMHBX
MFS® High Income Fund | 529A
Prospectus:
Trading Symbol	EAHIX
MFS® High Income Fund | R4
Prospectus:
Trading Symbol	MHIJX
MFS® High Income Fund | A
Prospectus:
Trading Symbol	MHITX
MFS® High Yield Pooled Portfolio | Fund Shares
Prospectus:
Trading Symbol	HYPPX
MFS® Global High Yield Fund | R6
Prospectus:
Trading Symbol	MHOVX
MFS® Global High Yield Fund | R4
Prospectus:
Trading Symbol	MHOUX
MFS® Global High Yield Fund | R3
Prospectus:
Trading Symbol	MHOTX
MFS® Global High Yield Fund | R2
Prospectus:
Trading Symbol	MHOSX
MFS® Global High Yield Fund | R1
Prospectus:
Trading Symbol	MHORX
MFS® Global High Yield Fund | I
Prospectus:
Trading Symbol	MHOIX
MFS® Global High Yield Fund | C
Prospectus:
Trading Symbol	MHOCX
MFS® Global High Yield Fund | B
Prospectus:
Trading Symbol	MHOBX
MFS® Global High Yield Fund | A
Prospectus:
Trading Symbol	MHOAX
MFS® Municipal High Income Fund | R6
Prospectus:
Trading Symbol	MMHKX
MFS® Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX
MFS® Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX